Share-Based Compensation - Share options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares	$ 0.09		$ 0.04
Options granted (in shares) | shares	8,532,200	0
Share-based compensation expense | $	$ 533,482	$ 779,582	$ 876,560
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term	10 years
Annual vesting percentage	20.00%
Vesting number of anniversaries | item	5
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Participant right to exercise options cease period after termination of employment	3 months
Restricted shares units
Share-Based Compensation
Contractual term	10 years
Vesting number of anniversaries | item	4
Share-based compensation expense | $	$ 3,041,099	$ 1,566,975